SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
SUBSEQUENT EVENTS

Note 23. SUBSEQUENT EVENTS

We evaluate events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements. The accompanying financial statements consider events through the date the financial statements were issued.

Deep Medicine Acquisition Corp [Member]
SUBSEQUENT EVENTS

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On January 19, 2024, the Company held a special meeting of its stockholders (the “Special Meeting”), at which holders of 3,952,979 shares of the Company’s Class A common stock were present in person or by proxy, constituting a quorum for the transaction of business at the Special Meeting. Stockholders holding 378,744 of the Company’s public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, $4,355,556 (approximately $11.50 per share) was removed from the Trust Account to pay such holders. In addition, in connection with the January 26, 2024 meeting to amend certain provisions of DMAQ’s corporate documents allowing DMAQ to extend its existence, an additional 943 shares were redeemed resulting in the removal of an additional $10,845 (approximately $11.50 per share) from the trust account.

On January 31, 2024, the Company issued a press release announcing that on January 31, 2024, it consummated the business combination (the “Closing”) contemplated by the previously announced Amended and Restated Agreement and Plan of Merger, dated as of July 21, 2023 (as amended, the “Merger Agreement”), by and among the Company, DMAC Merger Sub Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), Bright Vision Sponsor LLC, a Delaware limited liability company, in the capacity as the Purchaser Representative thereunder, Christopher Jones, in the capacity as the Seller Representative thereunder, and TruGolf, Inc., a Nevada corporation (“TruGolf”). As a result of the Closing and the transactions contemplated by the Merger Agreement, (i) Merger Sub merged with and into TruGolf (the “Merger”), with TruGolf surviving the Merger as a wholly-owned subsidiary of the Company, and (ii) the Company’s name was changed from Deep Medicine Acquisition Corp. to TruGolf Holdings, Inc. The Company’s Class A common stock commenced trading on the Nasdaq Global Market LLC under the ticker symbol “TRUG” on February 1, 2024.

Effective as of the Closing Date, the Company’s fiscal year end automatically changed from March 31 to December 31. This change aligns the Company’s fiscal year and financial reporting periods with that of TruGolf, Inc.

In connection with the completion of the Business Combination, on the Closing Date, the Company issued TruGolf shareholders 5,750,274 shares of Class A common stock and 1,716,860 shares of Class B common stock pursuant to the Merger Agreement.

On the Closing date, the Company issued 212,752 Class A Common Shares to I-Bankers pursuant to the amendment to the BCMA;

On the Closing date, 280,000 Class A Common Shares were issued to the Company’s former officers and directors;

On the Closing date, 1,316,950 Class A Common shares were issued upon the 13,169,500 rights conversion.

Note 7 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On July 13, 2023, the Company held a special meeting of the Company’s stockholders, at the Company’s stockholders approved a charter amendment to extend the date by which the Company must consummate its initial business combination from July 29, 2023 to January 29, 2024, or such earlier date as determined by the Company’s board of directors. The Company’s stockholders holding 255,446 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $2,914,230 (approximately $11.41 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 4,357,964 Class A Shares issued and outstanding, including 574,764 public shares.